Right of use asset and lease liability (Tables)	12 Months Ended
Jun. 30, 2022
Right of use asset and lease liability
Schedule of changes in the Company's right of use assets

$
Balance at June 30, 2021	—
Additions	481,827
Amortisation	(102,177)
Balance at June 30, 2022	379,650

Schedule of changes in the Company's lease liabilities

$
Balance at June 30, 2021	—
Additions	481,827
Lease payments	(108,306)
Interest on lease payments	17,216
Effect of movement in foreign exchange rates	(242)
Balance at June 30, 2022	390,495
Less: current portion	(182,060)
Lease liability – non-current	208,435